Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2021
Provisions for other liabilities and charges
Schedule of provisions for other liabilities and charges

Pension and
other post
retirement
obligations
€
Balance at January 1, 2019	—
Balance at December 31, 2019/ January 1, 2020	—
Balance at December 31, 2020/ January 1, 2021	—
Charged/(credited) to profit or loss	4,268
Balance at December 31, 2021	4,268